Leases - recognized in the consolidated statements of cash flows (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities - cash outflow for leases
-Short-term and low-value lease payments	€ 339	€ 831	€ 938
-Interest paid on lease liabilities.	3,242	2,797	1,149
Financing activities - Principal payment on lease liabilities	7,555	7,830	7,983
Total cash outflow for leases	€ 11,136	€ 11,458	€ 10,070